Property and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
11. Property and Equipment:

The components of property and equipment were as follows:

	December 31,
(In thousands of U.S. dollars)	2012	2013

Land and buildings	10,332	10,799
Laboratory equipment	29,314	30,053
Office and computer equipment	5,135	5,800
Furniture, fixtures and fittings	20,697	21,078
Construction in progress	-	-
Total property and equipment	65,478	67,730
Less accumulated depreciation and amortization	(47,240)	(50,295)
Property and equipment, net	18,238	17,435

Depreciation expense related to property and equipment amounted to $3,346,000, $3,183,000 and $3,062,000 for the years ended December 31, 2011, 2012 and 2013, respectively.

Property and Equipment include costs of $509,000, $507,000 and $391,000 at December 31, 2011, 2012 and 2013 respectively that are related to capitalized lease assets. Accumulated amortization of these leased assets was approximately $173,000, $211,000 and $142,000 at December 31, 2011, 2012 and 2013 respectively. Depreciation expense on assets held under capital leases is included in total depreciation expense for the years ended December 31, 2011, 2012 and 2013 and amounted to $56,000, $44,000 and $49,000 respectively.